Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 12,448,565
Ending balance	16,868,112	R$ 12,448,565
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,251,812
Ending balance	8,583,568	6,251,812
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	22,698,328
Ending balance	29,784,301	22,698,328
Loans and advances to customers | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	22,698,328	17,216,362
Settled contracts	16,077,887	5,346,428
Write-off for loss	(1,122,091)	(156,665)
Constitution (Reversal)	24,285,951	10,985,059
Ending balance	29,784,301	22,698,328
Loans and advances to customers | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,775,502	16,156,722
Transfer to Stage 2	2,842,129	262,326
Transfer to Stage 3	2,009	154,044
Transfer from Stage 2	1,168,024	93,547
Transfer from Stage 3	65,402	21,504
Settled contracts	13,751,854	4,783,692
Write-off for loss	0	(4,316)
Constitution (Reversal)	21,693,369	9,708,107
Ending balance	27,106,305	20,775,502
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	917,041	406,410
Transfer to Stage 1	1,168,024	93,547
Transfer to Stage 3	2,517,888	63,756
Transfer from Stage 1	2,842,129	262,326
Transfer from Stage 3	297,824	22,955
Settled contracts	1,655,471	129,711
Write-off for loss	0	(24,461)
Constitution (Reversal)	2,536,535	536,825
Ending balance	1,252,146	917,041
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,005,785	653,230
Transfer to Stage 1	65,402	21,504
Transfer to Stage 2	297,824	22,955
Transfer from Stage 1	2,009	154,044
Transfer from Stage 2	2,517,888	63,756
Settled contracts	670,562	433,025
Write-off for loss	(1,122,091)	(127,888)
Constitution (Reversal)	56,047	740,127
Ending balance	1,425,850	1,005,785
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,870,565
Ending balance	9,461,277	6,870,565
Loans and advances to customers | Credit Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,870,564	4,798,318
Settled contracts	5,128,518	1,424,800
Write-off for loss	(891,631)	(70,500)
Constitution (Reversal)	8,610,862	3,567,546
Ending balance	9,461,277	6,870,564
Loans and advances to customers | Credit Card | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,893,995	4,335,868
Transfer to Stage 2	1,006,343	49,584
Transfer to Stage 3	172	933
Transfer from Stage 2	87,520	1,479
Transfer from Stage 3	82	3
Settled contracts	3,367,608	1,037,570
Write-off for loss	0	0
Constitution (Reversal)	6,466,234	2,644,732
Ending balance	8,073,708	5,893,995
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	335,422	90,647
Transfer to Stage 1	87,520	1,479
Transfer to Stage 3	1,600,916	1,323
Transfer from Stage 1	1,006,343	49,584
Transfer from Stage 3	0	25
Settled contracts	1,338,807	65,998
Write-off for loss	0	(20,321)
Constitution (Reversal)	2,091,474	284,287
Ending balance	405,996	335,422
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	641,147	371,803
Transfer to Stage 1	82	3
Transfer to Stage 2	0	25
Transfer from Stage 1	172	933
Transfer from Stage 2	1,600,916	1,323
Settled contracts	422,103	321,232
Write-off for loss	(891,631)	(50,179)
Constitution (Reversal)	53,154	638,527
Ending balance	981,573	641,147
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,251,813
Ending balance	8,583,568	6,251,813
Loans and advances to customers | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,251,812	5,121,411
Settled contracts	925,570	790,798
Write-off for loss	(25,211)	(13,488)
Constitution (Reversal)	3,282,537	1,934,687
Ending balance	8,583,568	6,251,812
Loans and advances to customers | Real Estate loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,843,066	4,782,311
Transfer to Stage 2	1,306,165	121,381
Transfer to Stage 3	254	61,009
Transfer from Stage 2	760,010	83,149
Transfer from Stage 3	63,552	15,438
Settled contracts	733,834	697,843
Write-off for loss	0	(554)
Constitution (Reversal)	3,305,094	1,842,955
Ending balance	7,931,469	5,843,066
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	280,633	224,817
Transfer to Stage 1	760,010	83,149
Transfer to Stage 3	500,742	28,657
Transfer from Stage 1	1,306,165	121,381
Transfer from Stage 3	264,051	12,376
Settled contracts	55,981	38,157
Write-off for loss	0	(567)
Constitution (Reversal)	(19,069)	72,589
Ending balance	515,047	280,633
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	128,113	114,283
Transfer to Stage 1	63,552	15,438
Transfer to Stage 2	264,051	12,376
Transfer from Stage 1	254	61,009
Transfer from Stage 2	500,742	28,657
Settled contracts	135,755	54,798
Write-off for loss	(25,211)	(12,367)
Constitution (Reversal)	(3,488)	19,143
Ending balance	137,052	128,113
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,463,781
Ending balance	7,138,744	5,463,781
Loans and advances to customers | Personal loans [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,463,783	3,579,283
Settled contracts	1,189,346	415,369
Write-off for loss	(200,522)	(65,730)
Constitution (Reversal)	3,064,829	2,365,599
Ending balance	7,138,744	5,463,783
Loans and advances to customers | Personal loans [Member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,941,344	3,375,417
Transfer to Stage 2	461,393	90,452
Transfer to Stage 3	1,583	84,468
Transfer from Stage 2	294,992	6,801
Transfer from Stage 3	1,768	836
Settled contracts	823,872	360,885
Write-off for loss	0	2,960
Constitution (Reversal)	2,582,333	2,097,055
Ending balance	6,533,589	4,941,344
Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	290,510	86,023
Transfer to Stage 1	294,992	6,801
Transfer to Stage 3	382,699	31,142
Transfer from Stage 1	461,393	90,452
Transfer from Stage 3	31,643	548
Settled contracts	253,754	25,423
Write-off for loss	0	(3,538)
Constitution (Reversal)	465,361	180,391
Ending balance	317,462	290,510
Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	231,929	117,843
Transfer to Stage 1	1,768	836
Transfer to Stage 2	31,643	548
Transfer from Stage 1	1,583	84,468
Transfer from Stage 2	382,699	31,142
Settled contracts	111,720	29,061
Write-off for loss	(200,522)	(59,232)
Constitution (Reversal)	17,135	88,153
Ending balance	287,693	231,929
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,392,500
Ending balance	3,855,754	3,392,500
Loans and advances to customers | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,392,500	3,017,159
Settled contracts	8,096,011	2,126,416
Write-off for loss	(3,173)	(6,947)
Constitution (Reversal)	8,562,438	2,508,704
Ending balance	3,855,754	3,392,500
Loans and advances to customers | Business loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,378,982	2,962,935
Transfer to Stage 2	56,237	909
Transfer to Stage 3	0	6,099
Transfer from Stage 2	25,502	2,118
Transfer from Stage 3	0	5,227
Settled contracts	8,093,169	2,098,349
Write-off for loss	0	(802)
Constitution (Reversal)	8,574,335	2,514,861
Ending balance	3,829,413	3,378,982
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,476	4,923
Transfer to Stage 1	25,502	2,118
Transfer to Stage 3	30,140	2,634
Transfer from Stage 1	56,237	909
Transfer from Stage 3	2,130	10,006
Settled contracts	1,858	133
Write-off for loss	0	(35)
Constitution (Reversal)	(1,143)	(442)
Ending balance	10,200	10,476
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,042	49,301
Transfer to Stage 1	0	5,227
Transfer to Stage 2	2,130	10,006
Transfer from Stage 1	0	6,099
Transfer from Stage 2	30,140	2,634
Settled contracts	984	27,934
Write-off for loss	(3,173)	(6,110)
Constitution (Reversal)	(10,754)	(5,715)
Ending balance	16,141	3,042
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	719,669
Ending balance	744,958	719,669
Loans and advances to customers | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	719,669	700,191
Settled contracts	738,442	589,045
Write-off for loss	1,554	0
Constitution (Reversal)	765,285	608,523
Ending balance	744,958	719,669
Loans and advances to customers | Rural loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	718,115	700,191
Transfer to Stage 2	11,991	0
Transfer to Stage 3	0	1,535
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Settled contracts	733,371	589,045
Write-off for loss	0	0
Constitution (Reversal)	765,373	608,504
Ending balance	738,126	718,115
Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0	0
Transfer to Stage 1	0	0
Transfer to Stage 3	3,391	0
Transfer from Stage 1	11,991	0
Transfer from Stage 3	0	0
Settled contracts	5,071	0
Write-off for loss	0	0
Constitution (Reversal)	(88)	0
Ending balance	3,441	0
Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,554	0
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer from Stage 1	0	1,535
Transfer from Stage 2	3,391	0
Settled contracts	0	0
Write-off for loss	1,554	0
Constitution (Reversal)	0	19
Ending balance	R$ 3,391	R$ 1,554